Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 22,448	$ 207,842
Short-term restricted cash	346	237
Short-term deposits	62,262	0
Marketable securities	55,587	0
Trade receivables, net	1,271	1,077
Other receivables and prepaid expenses	3,043	2,683
Total current assets	144,957	211,839
Non-current assets
Other long-term assets	606	254
Property and equipment, net	1,043	725
Operating lease right-of-use assets, net	2,040	0
Intangible assets, net	0	9,621
Goodwill	0	37,000
Total non-current assets	3,689	47,600
Total assets	148,646	259,439
Current liabilities
Account payables	1,020	312
Other payables and accrued expenses	10,958	8,405
Deferred revenue	216	35
Current portion of operating lease liabilities	729	0
Current portion of contingent consideration	165	0
Total current liabilities	13,088	8,752
Non-Current liabilities
Warrants for ordinary shares	155	1,924
Operating lease liabilities, less current portion	1,225	0
Contingent consideration, less current portion	746	0
Other non-current liabilities	4	0
Total non-current liabilities	2,130	1,924
Total liabilities	15,218	10,676
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, no par value; 30,000,000 shares authorized as of December 31, 2022, and 2021; 9,458,682 and 8,814,316 shares issued and outstanding as of December 31, 2022 and 2021, respectively;	0	0
Additional paid-in capital	370,412	349,825
Accumulated other comprehensive loss	(4,850)	0
Accumulated deficit	(232,134)	(101,062)
Total shareholders’ equity	133,428	248,763
Total liabilities and Shareholders’ Equity	$ 148,646	$ 259,439